Investments in associates and joint ventures (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non-current assets.	$ 66,671	$ 75,486
Total assets	80,152	94,186
Total liabilities	45,624	53,205
Equity	34,528	40,981	$ 37,358	$ 35,306
Equity (negative reserves) attributable to noncontrolling interests	1,122	1,520
Net income (loss)	5,975	8,105	18,870
Net income (loss) attributable to noncontrolling interests	(191)	122	82
Dividends paid to noncontrolling interests		41	12
Non-current liabilities	32,534	38,550
Equity (negative reserves) attributable to noncontrolling interests			1,491
Vale Base Metals Limited [Member]
IfrsStatementLineItems [Line Items]
Current assets	18
Non-current assets.	13,141
Related parties - Shareholders	249
Total assets	13,408
Related parties - Shareholders	1,159
Total liabilities	1,159
Equity	12,249
Equity (negative reserves) attributable to noncontrolling interests	1,225
Net income (loss)	(692)
Net income (loss) attributable to noncontrolling interests	(195)
Dividends paid to noncontrolling interests
Other [Member]
IfrsStatementLineItems [Line Items]
Equity (negative reserves) attributable to noncontrolling interests	(103)	(79)
Net income (loss) attributable to noncontrolling interests	4	(22)	(28)
Dividends paid to noncontrolling interests		8
Equity (negative reserves) attributable to noncontrolling interests			(62)
PT Vale Indonesia [Member]
IfrsStatementLineItems [Line Items]
Current assets		885	853
Non-current assets.		2,977	2,147
Related parties - Shareholders		83	113
Total assets		3,945	3,113
Total liabilities		460	432
Equity		3,484	2,681
Equity (negative reserves) attributable to noncontrolling interests		1,599
Net income (loss)		207	181
Net income (loss) attributable to noncontrolling interests		144	101
Dividends paid to noncontrolling interests		33
Current liabilities		221	183
Non-current liabilities		$ 239	249
Equity (negative reserves) attributable to noncontrolling interests			1,492
Vale Oman Pelletizing Company LLC [Member]
IfrsStatementLineItems [Line Items]
Current assets			84
Non-current assets.			581
Related parties - Shareholders			81
Total assets			746
Total liabilities			542
Equity			204
Net income (loss)			29
Net income (loss) attributable to noncontrolling interests			9
Dividends paid to noncontrolling interests			12
Current liabilities			96
Non-current liabilities			149
Related parties - Shareholders			297
Equity (negative reserves) attributable to noncontrolling interests			$ 61